MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION
NOTE 16:-	MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION

a.
The Company manages its business on the basis of one reportable segment. The data is presented in accordance with Accounting Standard Codification 280, "Segments Reporting" ("ASC 280"). The following is a summary of revenue and long-lived assets (including Property, plant and equipment, intangible assets and operating lease right-of-use assets) by geographic area. Revenues are attributed to geographic areas based on the location of end customers.

The following table presents total revenues for the years ended December 31, 2021, 2020 and 2019, respectively:

	Year ended December 31,
	2021	2020	2019

USA	$305,353	$207,496	$250,471
Canada	84,467	72,492	85,979
Latin America	4,702	2,149	4,115
Australia	118,714	103,587	108,149
Asia	30,390	14,566	15,514
EMEA	60,836	45,201	43,054
Israel	39,430	40,921	38,692

	$643,892	$486,412	$545,974

No customer represented 10% or more of the Company’s revenues for the years ended December 31, 2021, 2020 and 2019.

b.	The following table presents total long-lived assets as of December 31, 2021 and 2020:

	December 31,
	2021	2020

USA	$156,998	$167,370
Canada	4,413	5,384
Australia	13,143	14,947
Asia	28,453	29,955
EMEA	7,626	8,398
Israel	174,796	132,855

	$385,429	$358,909